Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Income Taxes Details Narrative
Deferred tax asset carried forward	$ 6,207								$ 6,207
Income tax expense (benefit)	$ 184	$ 86	$ (32)	$ (51)	$ 307	$ (58)	$ (203)	$ (86)	$ (184)	$ (307)	$ (631)
Valuation allowance										48,832
Unusua provision of current taxes										$ 46
Description of income tax rates

A reduction in the UK corporation tax rate to 17% (effective April 1, 2020) was enacted on September 15, 2016. This will reduce the Group’s future tax charge accordingly. A previous reduction from 20% to 19% (effective April 1, 2017) was enacted on November 18, 2015.